The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Multi-Advisor Small Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 23, 2015 (Accession No. 0001193125-15-412632), which is incorporated herein by reference.